Eaton Vance

AMT-Free Municipal Income Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.3%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$1,081	$1,253,428

Total Tax-Exempt Mortgage-Backed Securities — 0.3% (identified cost $1,221,230)		$1,253,428

Tax-Exempt Municipal Obligations — 105.0%

Security	Principal Amount (000’s omitted)	Value
Education — 7.0%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/41(1)	$245	$271,614
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/38	315	376,491
4.00%, 7/1/39	380	453,310
4.00%, 7/1/42	860	1,019,599
5.00%, 7/1/32	175	227,118
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,840,600
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	875	1,004,955
5.00%, 7/1/40	900	1,135,800
District of Columbia, (KIPP DC):
4.00%, 7/1/39	100	114,113
4.00%, 7/1/44	100	112,882
4.00%, 7/1/49	135	151,346
Erie Higher Education Building Authority, PA, (Gannon University):
5.00%, 5/1/22	100	101,437
5.00%, 5/1/24	120	131,141
5.00%, 5/1/26	125	145,174
5.00%, 5/1/30	390	491,841
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	200	217,714
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/39	1,200	1,421,016
Maine Health and Higher Educational Facilities Authority, (University of New England), 4.00%, 7/1/51	1,500	1,754,865
Massachusetts Development Finance Agency, (Babson College):
4.00%, 10/1/36(2)	750	926,865
4.00%, 10/1/37(2)	800	986,128
4.00%, 10/1/38(2)	700	860,377
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,122,417
Pima County Community College District, AZ, 5.00%, 7/1/35	725	895,121

Security	Principal Amount (000’s omitted)	Value
University of California, 5.25%, 5/15/35	$3,555	$3,948,112

		$24,710,036

Electric Utilities — 3.0%
Delaware Municipal Electric Corp., (Beasley Power Station):
4.00%, 7/1/35	$310	$375,329
5.00%, 7/1/32	470	618,600
5.00%, 7/1/33	400	524,224
5.00%, 7/1/34	440	575,511
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,246,540
New York Power Authority, Green Bonds:
4.00%, 11/15/45	2,285	2,700,390
4.00%, 11/15/50	715	839,803
Northern Municipal Power Agency, MN:
5.00%, 1/1/31	200	237,250
5.00%, 1/1/35	170	201,209
5.00%, 1/1/36	160	188,896
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,148,950

		$10,656,702

Escrowed/Prerefunded — 4.3%
Foothill-De Anza Community College District, CA:
Prerefunded to 8/1/24, 5.00%, 8/1/34	$1,150	$1,288,414
Prerefunded to 8/1/24, 5.00%, 8/1/36	1,150	1,288,414
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,232,080
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,133,532
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,728,403
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,046,192
Springfield School District No. 19, OR, Prerefunded to 6/15/25, 5.00%, 6/15/30	1,085	1,252,318
West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,107,700

		$15,077,053

General Obligations — 12.5%
California:
4.00%, 10/1/37	$1,000	$1,224,110
5.00%, 4/1/35	2,125	2,334,589
Chicago Board of Education, IL:
5.00%, 12/1/42	260	268,702
5.00%, 12/1/44	1,405	1,643,260
Chicago, IL:
5.00%, 1/1/39	1,400	1,686,594
5.00%, 1/1/44	1,490	1,779,939
District of Columbia, 5.00%, 6/1/37(3)	7,000	8,505,280
Douglas County School District No. 59, NE, 3.00%, 6/15/36	300	329,565
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,143,950
Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	605,795

Security	Principal Amount (000’s omitted)	Value
Illinois:
4.00%, 6/1/33	$1,000	$1,107,140
4.00%, 11/1/40	1,000	1,143,140
5.00%, 5/1/35	2,000	2,191,620
5.50%, 5/1/39	205	262,111
5.75%, 5/1/45	210	269,184
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,864,924
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,462,275
New York, NY, 4.00%, 8/1/42(3)	7,000	8,151,080
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,202,151
Union R-XI School District, MO, 5.00%, 3/1/38	2,100	2,368,401
University of Connecticut, 5.00%, 2/15/32	650	708,468
Washington, 5.00%, 6/1/38	710	918,669

		$44,170,947

Hospital — 13.8%
Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 4.00%, 7/1/49	$2,000	$2,312,300
California Health Facilities Financing Authority, (St. Joseph Health System):
5.00%, 7/1/33	1,720	1,836,926
5.00%, 7/1/37	2,300	2,454,583
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,379,500
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	1,250	1,465,588
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,298,100
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	4,535,605
5.00%, 6/1/37	1,000	1,213,830
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	520	581,916
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 3.00%, 10/1/51	4,200	4,493,244
Massachusetts Development Finance Agency, (Children’s Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	2,110	2,376,978
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,614,820
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 4.00%, 6/1/39	1,070	1,279,538
Ohio, (University Hospitals Health System, Inc.):
4.00%, 1/15/38	2,000	2,293,760
5.00%, 1/15/36	2,500	2,882,250
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
5.00%, 8/15/23(2)	500	527,885
5.00%, 8/15/24(2)	550	601,376
5.00%, 8/15/25(2)	500	565,245
5.00%, 8/15/26(2)	600	698,478
Spartanburg Regional Health Services District, Inc., SC:
5.00%, 4/15/33(2)	1,400	1,842,274
5.00%, 4/15/34(2)	1,505	1,973,205

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(3)	$5,000	$5,430,050

		$48,657,451

Housing — 1.0%
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	$1,250	$1,263,750
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	592,225
5.00%, 7/1/42	1,250	1,468,912
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	285	285,000

		$3,609,887

Insured-Education — 2.0%
Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$1,206,795
University of Oklahoma:
(AGM), 3.00%, 7/1/37	1,000	1,102,850
(AGM), 4.00%, 7/1/35	1,125	1,372,039
(AGM), 4.00%, 7/1/36	1,050	1,277,703
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,222,447

		$7,181,834

Insured-Electric Utilities — 1.9%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,557,614
Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	1,000	1,166,930
Texas Municipal Power Agency, (AGM), 2.00%, 9/1/33	2,790	2,788,745

		$6,513,289

Insured-Escrowed/Prerefunded — 1.4%
Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	$4,825	$4,940,945

		$4,940,945

Insured-General Obligations — 2.1%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$162,017
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	567,529
McCook, IL:
(AGM), 4.00%, 12/1/29	240	282,171
(AGM), 4.00%, 12/1/30	200	234,068
(AGM), 4.00%, 12/1/33	500	581,745
(AGM), 4.00%, 12/1/34	190	220,685
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,736,790
Santa Rosa Elementary School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/39	1,005	1,194,955
Santa Rosa High School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/39	1,135	1,356,745
Yonkers, NY, (AGM), 5.00%, 2/15/31	710	936,128

		$7,272,833

Insured-Housing — 0.0%(5)
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds, (BAM), 3.00%, 5/15/51	$90	$95,908

		$95,908

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 2.1%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$7,364,633

		$7,364,633

Insured-Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,589,172
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/38	555	598,506

		$7,187,678

Insured-Special Tax Revenue — 3.4%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	$6,000	$7,348,860
(NPFG), 5.50%, 1/1/30	2,565	3,373,719
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,284,833

		$12,007,412

Insured-Transportation — 7.4%
Chicago, IL, (O’Hare International Airport):
(AGM), 5.00%, 1/1/28	$1,000	$1,045,870
(AGM), 5.125%, 1/1/31	1,000	1,047,110
(AGM), 5.25%, 1/1/32	785	822,790
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,434,190
Metropolitan Transportation Authority, NY, Green Bonds:
(AGM), 4.00%, 11/15/46	1,195	1,373,162
(AGM), 5.00%, 11/15/41	1,500	1,872,510
(AGM), 5.00%, 11/15/44	1,675	2,043,835
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,406,700

		$26,046,167

Insured-Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$726,919
(AGM), 5.00%, 7/1/33	565	626,291
(AGM), 5.00%, 7/1/35	280	309,711
(AGM), 5.00%, 7/1/37	565	623,918

		$2,286,839

Lease Revenue/Certificates of Participation — 3.0%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,155	$1,303,752
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/34	500	589,265
4.00%, 6/15/35	400	470,136
4.00%, 6/15/38	600	699,768
4.00%, 6/15/39	650	756,548
4.00%, 6/15/40	700	813,344
4.00%, 6/15/46	315	361,381
5.00%, 6/15/37	3,000	3,667,230
Palm Beach County, FL, Public Improvement Revenue, 4.00%, 12/1/38	1,430	1,748,547

		$10,409,971

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.9%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	$1,200	$216,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 9/1/27 (Put Date), 7/1/52	3,500	4,046,980
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,093,417
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	1,000	1,168,420

		$6,524,817

Senior Living/Life Care — 5.8%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(1)	$140	$141,476
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,150	1,250,027
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	282,077
5.625%, 7/1/46(1)	360	385,470
5.75%, 7/1/54(1)	775	830,846
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster):
4.00%, 11/1/49	535	601,495
4.00%, 11/1/55	750	839,250
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/41	840	952,677
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
7.25%, 6/1/39	570	597,309
7.50%, 6/1/49	2,690	2,821,622
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/36(2)	2,240	2,363,872
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,413,040
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,862,588
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/38	445	494,484
4.00%, 12/1/46	415	452,416
4.00%, 12/1/56	355	381,440
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/32(1)	1,575	1,812,148
5.00%, 1/1/38(1)	2,325	2,657,498
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(1)	245	279,707

		$20,419,442

Special Tax Revenue — 7.5%
Connecticut, Special Tax Revenue, 4.00%, 5/1/36	$3,500	$4,201,750
Illinois, Sales Tax Revenue, 4.00%, 6/15/33	250	297,343
Jacksonville, FL, Special Revenue, 4.00%, 10/1/41	1,640	1,969,706
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,334,352
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	115	131,430
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	2,490	2,939,395
4.00%, 5/1/41	3,325	3,902,918
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/36	1,500	1,799,820
4.00%, 3/15/45	1,000	1,196,620
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/34	2,065	2,496,151
Sales Tax Securitization Corp., IL, 5.00%, 1/1/36	4,000	5,076,200
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/38	1,000	1,192,450

		$26,538,135

Security	Principal Amount (000’s omitted)	Value
Transportation — 15.8%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$1,550	$1,916,001
Charlotte, NC, (Charlotte Douglas International Airport), 4.00%, 7/1/36	1,790	2,181,706
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/35	2,500	2,967,000
4.00%, 1/1/36	2,750	3,255,505
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	1,100	1,195,975
5.25%, 11/1/31	1,455	1,581,396
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,180,454
Memphis-Shelby County Airport Authority, TN:
4.00%, 7/1/37	500	591,640
4.00%, 7/1/38	375	442,969
4.00%, 7/1/39	500	589,495
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	2,965,959
Miami-Dade County, FL, Seaport Revenue, 4.00%, 10/1/43	2,000	2,375,180
New Jersey Transportation Trust Fund Authority, (Transportation Program):
3.00%, 6/15/50	120	124,846
4.00%, 6/15/39	2,750	3,200,780
4.00%, 6/15/40	1,665	1,934,597
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,844,354
New York Thruway Authority:
5.00%, 1/1/38	2,000	2,537,600
5.00%, 1/1/46	875	1,011,028
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/40	3,000	3,488,160
4.00%, 12/1/42	2,900	3,350,863
North Texas Tollway Authority, 4.00%, 1/1/39	2,530	3,044,880
Philadelphia, PA, Airport Revenue, 4.00%, 7/1/40	5,000	5,894,100
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/34	5,235	5,970,046
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	275	320,614
4.00%, 12/31/38	510	593,217
4.00%, 12/31/39	265	307,681
5.00%, 12/31/35	355	445,014
Texas Transportation Commission, 0.00%, 8/1/40	1,000	493,490

		$55,804,550

Water and Sewer — 6.4%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(3)	$6,990	$8,624,472
Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/36	1,000	1,317,640
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	4,000	4,724,800
5.00%, 6/15/48	4,400	5,293,200
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 4.00%, 7/1/42	1,000	1,213,610
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	1,000	1,208,770

		$22,382,492

Value

Total Tax-Exempt Municipal Obligations — 105.0% (identified cost $342,596,728)	$369,859,021

Total Investments — 105.3% (identified cost $343,817,958)	$371,112,449

Other Assets, Less Liabilities — (5.3)%	$(18,717,903)

Net Assets — 100.0%	$352,394,546

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	16.2%
California	11.5%
Others, representing less than 10% individually	77.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 21.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 15.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $6,660,836 or 1.9% of the Fund’s net assets.

(2)	When-issued/delayed delivery security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(5)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$—	$1,253,428	$—	$1,253,428
Tax-Exempt Municipal Obligations	—	369,859,021	—	369,859,021
Total Investments	$—	$371,112,449	$—	$371,112,449

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.